Leases	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
LEASES

10. LEASES

The Company leases offices space under non-cancelable operating leases, with terms ranging from one to five years. The Company considers those renewal or termination options that are reasonably certain to be exercised in the determination of the lease term and initial measurement of right of use assets and lease liabilities. Lease expense for lease payment is recognized on a straight-line basis over the lease term. Leases with initial term of 12 months or less are not recorded on the balance sheet.

The Company determines whether a contract is or contains a lease at inception of the contract and whether that lease meets the classification criteria of a finance or operating lease. When available, the Company uses the rate implicit in the lease to discount lease payments to present value; however, most of the Company’s leases do not provide a readily determinable implicit rate. Therefore, the Company discount lease payments based on an estimate of its incremental borrowing rate.

The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants.

Supplemental balance sheet information related to operating lease was as follows:

	December 31, 2020	December 31, 2021

Right-of-use assets	$1,689	$1,298

Lease liabilities current	$385	$291
Lease liabilities non-current	1,386	1,127
Total operating lease liabilities	$1,771	$1,418

The weighted average remaining lease terms and discount rates for the operating lease were as follows as of December 31, 2021:

Remaining lease term and discount rate:
Weighted average remaining lease term (years)	3.10
Weighted average discount rate	5.55%

For the years ended December 31, 2019, 2020 and 2021, the Company incurred total operating lease expenses of $488, $533 and $535, respectively.

The following is a schedule, by fiscal years, of maturities of lease liabilities as of December 31, 2021:

2022	478
2023	527
2024	527
Total lease payments	1,532
Less: imputed interest	114
Present value of lease liabilities	$1,418